Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW FUNDS INC
Entity Central Index Key	0000892071
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000250374
Shareholder Report [Line Items]
Fund Name	TCW Central Cash Fund
Trading Symbol	TGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Central Cash Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Central Cash Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Central Cash Fund	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
AssetsNet	$ 2,596,065,367
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,596,065,367 # of Portfolio Holdings22
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	41.9%
Repurchase Agreement	30.9%
U.S. Government Agency Obligations	26.9%
Money Market Investments	0.2%
Other Assets in Excess of Liabilities	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JP Morgan Securities, 4.37%, due 05/01/25	11.6%
Barclays Capital, Inc., 4.37%, due 05/01/25	11.6%
U.S. Treasury Bills, 4.29%, due 07/08/25	11.5%
U.S. Treasury Bills, 4.26%, due 05/27/25	8.8%
Bank of America NA, 4.35%, due 05/01/25	7.7%
U.S. Treasury Bills, 4.28%, due 06/17/25	6.9%
Federal Home Loan Banks, 4.36%, due 12/17/25	3.9%
Federal Home Loan Banks, 4.38%, due 05/16/25	3.9%
Federal Home Loan Banks, 4.38%, due 05/06/25	3.9%
Federal Home Loan Banks, 4.36%, due 12/08/25	3.9%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017399
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Concentrated Large Cap Growth Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[2]
Material Change Date	Nov. 01, 2024
AssetsNet	$ 639,395,769
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$639,395,769 # of Portfolio Holdings30 Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	47.7%
Communication Services	12.0%
Financials	11.1%
Health Care	10.8%
Consumer Discretionary	9.1%
Industrials	4.4%
Consumer Staples	3.9%
Short-Term Investments	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%
Microsoft Corp.	6.9%
ServiceNow, Inc.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.3%
Visa, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.9%
Costco Wholesale Corp.	3.8%
Broadcom, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

The TCW Select Equities Fund was renamed the TCW Concentrated Large Cap Growth Fund on February 28, 2025. Please see the Fund's prospectus for further information on investment objectives and strategies.

Material Fund Change Name [Text Block]

The TCW Select Equities Fund was renamed the TCW Concentrated Large Cap Growth Fund on February 28, 2025. Please see the Fund's prospectus for further information on investment objectives and strategies.

Accountant Change Date	Apr. 30, 2025
C000017400
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Concentrated Large Cap Growth Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[3]
Material Change Date	Nov. 01, 2024
AssetsNet	$ 639,395,769
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$639,395,769 # of Portfolio Holdings30 Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	47.7%
Communication Services	12.0%
Financials	11.1%
Health Care	10.8%
Consumer Discretionary	9.1%
Industrials	4.4%
Consumer Staples	3.9%
Short-Term Investments	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%
Microsoft Corp.	6.9%
ServiceNow, Inc.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.3%
Visa, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.9%
Costco Wholesale Corp.	3.8%
Broadcom, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

The TCW Select Equities Fund was renamed the TCW Concentrated Large Cap Growth Fund on February 28, 2025. Please see the Fund's prospectus for further information on investment objectives and strategies.

Material Fund Change Name [Text Block]

The TCW Select Equities Fund was renamed the TCW Concentrated Large Cap Growth Fund on February 28, 2025. Please see the Fund's prospectus for further information on investment objectives and strategies.

Accountant Change Date	Apr. 30, 2025
C000039809
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Conservative Allocation Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[4]
AssetsNet	$ 32,393,584
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,393,584 # of Portfolio Holdings19 Portfolio Turnover Rate12%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.3%
Diversified Equity Funds	17.4%
Exchange-Traded Funds	16.2%
Exchange-Traded Notes	0.7%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.2%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TCW MetWest Total Return Bond Fund, Class I	25.0%
TCW Securitized Bond Fund, Class I	22.8%
TCW Compounders ETF	11.5%
TCW MetWest Unconstrained Bond Fund, Class I	10.4%
TCW Relative Value Large Cap Fund, Class I	8.6%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	3.8%
TCW Global Bond Fund, Class I	3.0%
iShares MSCI EAFE ETF	2.1%
TCW Metropolitan West Low Duration Bond Fund, Class I	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000038019
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Conservative Allocation Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[5]
AssetsNet	$ 32,393,584
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,393,584 # of Portfolio Holdings19 Portfolio Turnover Rate12%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.3%
Diversified Equity Funds	17.4%
Exchange-Traded Funds	16.2%
Exchange-Traded Notes	0.7%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.2%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TCW MetWest Total Return Bond Fund, Class I	25.0%
TCW Securitized Bond Fund, Class I	22.8%
TCW Compounders ETF	11.5%
TCW MetWest Unconstrained Bond Fund, Class I	10.4%
TCW Relative Value Large Cap Fund, Class I	8.6%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	3.8%
TCW Global Bond Fund, Class I	3.0%
iShares MSCI EAFE ETF	2.1%
TCW Metropolitan West Low Duration Bond Fund, Class I	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017419
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[6]
AssetsNet	$ 556,249,587
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$556,249,587 # of Portfolio Holdings400 Portfolio Turnover Rate224%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	37.2%
U.S. Treasury Securities	20.3%
Corporate Bonds	19.3%
Short-Term Investments	12.5%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities	6.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Municipal Bonds	0.5%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 02/15/45	6.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	5.6%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.9%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.2%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.2%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	1.2%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017420
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[7]
AssetsNet	$ 556,249,587
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$556,249,587 # of Portfolio Holdings400 Portfolio Turnover Rate224%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	37.2%
U.S. Treasury Securities	20.3%
Corporate Bonds	19.3%
Short-Term Investments	12.5%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities	6.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Municipal Bonds	0.5%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 02/15/45	6.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	5.6%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.9%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.2%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.2%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	1.2%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000218395
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[8]
AssetsNet	$ 556,249,587
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$556,249,587 # of Portfolio Holdings400 Portfolio Turnover Rate224%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	37.2%
U.S. Treasury Securities	20.3%
Corporate Bonds	19.3%
Short-Term Investments	12.5%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities	6.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Municipal Bonds	0.5%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 02/15/45	6.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	5.6%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.9%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.2%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.2%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	1.2%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017426
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[9]
AssetsNet	$ 3,479,407,945
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,479,407,945 # of Portfolio Holdings265 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	65.0%
Energy	11.3%
Utilities	6.1%
Basic Materials	5.9%
Short-Term Investments	5.4%
Financial	5.2%
Industrial	0.6%
Communications	0.4%
OtherFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.6%
Mexico Government International Bonds, 6.35%, due 02/09/35	1.4%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.4%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.3%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.1%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 03/31/36	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017427
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[10]
AssetsNet	$ 3,479,407,945
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,479,407,945 # of Portfolio Holdings265 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	65.0%
Energy	11.3%
Utilities	6.1%
Basic Materials	5.9%
Short-Term Investments	5.4%
Financial	5.2%
Industrial	0.6%
Communications	0.4%
OtherFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.6%
Mexico Government International Bonds, 6.35%, due 02/09/35	1.4%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.4%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.3%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.1%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 03/31/36	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000218396
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[11]
AssetsNet	$ 3,479,407,945
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,479,407,945 # of Portfolio Holdings265 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	65.0%
Energy	11.3%
Utilities	6.1%
Basic Materials	5.9%
Short-Term Investments	5.4%
Financial	5.2%
Industrial	0.6%
Communications	0.4%
OtherFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.6%
Mexico Government International Bonds, 6.35%, due 02/09/35	1.4%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.4%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.3%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.1%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 03/31/36	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000094780
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Local Currency Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[12]
AssetsNet	$ 54,108,631
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$54,108,631 # of Portfolio Holdings134 Portfolio Turnover Rate69%
Holdings [Text Block]

Country Composition (as a % of Net Assets)

Short-Term Investments	13.2%
India	10.1%
Indonesia	9.7%
Brazil	9.5%
Malaysia	8.2%
Mexico	7.2%
South Africa	6.9%
Poland	5.5%
Thailand	5.3%
OtherFootnote Reference*	21.2%
Other Assets in Excess of Liabilities	3.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.3%
Indonesia Treasury Bonds, 6.88%, due 04/15/29	6.6%
India Government Bonds, 7.18%, due 08/14/33	3.7%
India Government Bonds, 7.10%, due 04/08/34	3.6%
Thailand Government Bonds, 3.45%, due 06/17/43	3.1%
India Government Bonds, 6.75%, due 12/23/29	2.7%
China Government Bonds, 2.11%, due 08/25/34	2.4%
China Government Bonds, 2.57%, due 05/20/54	2.1%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	1.9%
Malaysia Government Bonds, 4.76%, due 04/07/37	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000094781
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Local Currency Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[13]
AssetsNet	$ 54,108,631
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$54,108,631 # of Portfolio Holdings134 Portfolio Turnover Rate69%
Holdings [Text Block]

Country Composition (as a % of Net Assets)

Short-Term Investments	13.2%
India	10.1%
Indonesia	9.7%
Brazil	9.5%
Malaysia	8.2%
Mexico	7.2%
South Africa	6.9%
Poland	5.5%
Thailand	5.3%
OtherFootnote Reference*	21.2%
Other Assets in Excess of Liabilities	3.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.3%
Indonesia Treasury Bonds, 6.88%, due 04/15/29	6.6%
India Government Bonds, 7.18%, due 08/14/33	3.7%
India Government Bonds, 7.10%, due 04/08/34	3.6%
Thailand Government Bonds, 3.45%, due 06/17/43	3.1%
India Government Bonds, 6.75%, due 12/23/29	2.7%
China Government Bonds, 2.11%, due 08/25/34	2.4%
China Government Bonds, 2.57%, due 05/20/54	2.1%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	1.9%
Malaysia Government Bonds, 4.76%, due 04/07/37	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000105877
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[14]
AssetsNet	$ 20,167,473
Holdings Count | Holding	408
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,167,473 # of Portfolio Holdings408 Portfolio Turnover Rate156%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	44.4%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	16.2%
Asset-Backed Securities	6.6%
Residential Mortgage-Backed Securities - Non-Agency	5.8%
Short-Term Investments	5.6%
U.S. Treasury Securities	5.4%
Commercial Mortgage-Backed Securities - Non-Agency	4.9%
Other Security TypesFootnote Reference*	1.5%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.0%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.3%
U.K. Gilts, 3.75%, due 03/07/27	2.6%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.6%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.13%, due 01/29/27	2.0%
U.K. Gilts, 4.25%, due 07/31/34	2.0%
China Government Bonds, 3.13%, due 11/21/29	1.9%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	1.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000105878
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[15]
AssetsNet	$ 20,167,473
Holdings Count | Holding	408
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,167,473 # of Portfolio Holdings408 Portfolio Turnover Rate156%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	44.4%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	16.2%
Asset-Backed Securities	6.6%
Residential Mortgage-Backed Securities - Non-Agency	5.8%
Short-Term Investments	5.6%
U.S. Treasury Securities	5.4%
Commercial Mortgage-Backed Securities - Non-Agency	4.9%
Other Security TypesFootnote Reference*	1.5%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.0%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.3%
U.K. Gilts, 3.75%, due 03/07/27	2.6%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.6%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.13%, due 01/29/27	2.0%
U.K. Gilts, 4.25%, due 07/31/34	2.0%
China Government Bonds, 3.13%, due 11/21/29	1.9%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	1.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000148757
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Real Estate Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[16]
AssetsNet	$ 41,299,442
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$41,299,442 # of Portfolio Holdings42 Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Specialized REITs	25.7%
Industrial REITs	17.3%
Real Estate Management & Development	10.3%
Diversified REITs	9.4%
Residential REITs	8.5%
Office REITs	5.9%
Hotels, Restaurants & Leisure	4.8%
Diversified Telecommunication Services	3.7%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Digital Realty Trust, Inc.	4.2%
American Tower Corp.	4.0%
CBRE Group, Inc., Class A	3.7%
Cellnex Telecom SA	3.7%
Travel & Leisure Co.	3.3%
Welltower, Inc.	3.2%
Prologis, Inc.	3.2%
SBA Communications Corp.	3.1%
Merlin Properties Socimi SA	3.1%
Dexus	3.1%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000148758
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Real Estate Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[17]
AssetsNet	$ 41,299,442
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$41,299,442 # of Portfolio Holdings42 Portfolio Turnover Rate29%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Specialized REITs	25.7%
Industrial REITs	17.3%
Real Estate Management & Development	10.3%
Diversified REITs	9.4%
Residential REITs	8.5%
Office REITs	5.9%
Hotels, Restaurants & Leisure	4.8%
Diversified Telecommunication Services	3.7%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Digital Realty Trust, Inc.	4.2%
American Tower Corp.	4.0%
CBRE Group, Inc., Class A	3.7%
Cellnex Telecom SA	3.7%
Travel & Leisure Co.	3.3%
Welltower, Inc.	3.2%
Prologis, Inc.	3.2%
SBA Communications Corp.	3.1%
Merlin Properties Socimi SA	3.1%
Dexus	3.1%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017421
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Large Cap Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[18]
AssetsNet	$ 420,577,000
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$420,577,000 # of Portfolio Holdings49 Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	27.1%
Health Care	14.2%
Information Technology	14.1%
Industrials	11.5%
Consumer Discretionary	8.4%
Communication Services	6.4%
Energy	4.5%
Real Estate	4.2%
OtherFootnote Reference*	9.9%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.8%
McKesson Corp.	4.4%
JPMorgan Chase & Co.	4.4%
Fiserv, Inc.	4.0%
Intercontinental Exchange, Inc.	3.9%
Bank of New York Mellon Corp.	3.3%
General Electric Co.	3.3%
AbbVie, Inc.	2.8%
NiSource, Inc.	2.8%
Johnson Controls International PLC	2.7%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017422
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Large Cap Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[19]
AssetsNet	$ 420,577,000
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$420,577,000 # of Portfolio Holdings49 Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	27.1%
Health Care	14.2%
Information Technology	14.1%
Industrials	11.5%
Consumer Discretionary	8.4%
Communication Services	6.4%
Energy	4.5%
Real Estate	4.2%
OtherFootnote Reference*	9.9%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.8%
McKesson Corp.	4.4%
JPMorgan Chase & Co.	4.4%
Fiserv, Inc.	4.0%
Intercontinental Exchange, Inc.	3.9%
Bank of New York Mellon Corp.	3.3%
General Electric Co.	3.3%
AbbVie, Inc.	2.8%
NiSource, Inc.	2.8%
Johnson Controls International PLC	2.7%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017415
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Mid Cap Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[20]
AssetsNet	$ 85,737,353
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$85,737,353 # of Portfolio Holdings59 Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Consumer Discretionary	14.4%
Industrials	14.1%
Real Estate	7.7%
Energy	7.1%
Information Technology	6.5%
Health Care	6.0%
Utilities	5.2%
OtherFootnote Reference*	12.8%
Liabilities in Excess of Other Assets	(0.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equitable Holdings, Inc.	4.2%
Popular, Inc.	4.2%
Jones Lang LaSalle, Inc.	3.5%
Corpay, Inc.	3.5%
Arch Capital Group Ltd.	3.3%
Sprouts Farmers Market, Inc.	3.2%
NiSource, Inc.	3.1%
Westinghouse Air Brake Technologies Corp.	3.1%
Toll Brothers, Inc.	2.7%
eBay, Inc.	2.7%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017417
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Mid Cap Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[21]
AssetsNet	$ 85,737,353
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$85,737,353 # of Portfolio Holdings59 Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Consumer Discretionary	14.4%
Industrials	14.1%
Real Estate	7.7%
Energy	7.1%
Information Technology	6.5%
Health Care	6.0%
Utilities	5.2%
OtherFootnote Reference*	12.8%
Liabilities in Excess of Other Assets	(0.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equitable Holdings, Inc.	4.2%
Popular, Inc.	4.2%
Jones Lang LaSalle, Inc.	3.5%
Corpay, Inc.	3.5%
Arch Capital Group Ltd.	3.3%
Sprouts Farmers Market, Inc.	3.2%
NiSource, Inc.	3.1%
Westinghouse Air Brake Technologies Corp.	3.1%
Toll Brothers, Inc.	2.7%
eBay, Inc.	2.7%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017410
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[22]
AssetsNet	$ 1,843,660,978
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,843,660,978 # of Portfolio Holdings422 Portfolio Turnover Rate144%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.0%
Residential Mortgage-Backed Securities - Non-Agency	22.6%
Commercial Mortgage-Backed Securities - Non-Agency	15.3%
Short-Term Investments	7.8%
Asset-Backed Securities	6.2%
U.S. Treasury Securities	3.6%
Investment Companies	0.4%
Commercial Mortgage-Backed Securities - Agency	0.0%
Liabilities in Excess of Other Assets	(23.9%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	3.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	2.8%
U.S. Treasury Notes, 3.75%, due 04/30/27	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 05/01/55	2.3%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	2.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 05/01/54	1.7%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.7%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000017411
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[23]
AssetsNet	$ 1,843,660,978
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,843,660,978 # of Portfolio Holdings422 Portfolio Turnover Rate144%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.0%
Residential Mortgage-Backed Securities - Non-Agency	22.6%
Commercial Mortgage-Backed Securities - Non-Agency	15.3%
Short-Term Investments	7.8%
Asset-Backed Securities	6.2%
U.S. Treasury Securities	3.6%
Investment Companies	0.4%
Commercial Mortgage-Backed Securities - Agency	0.0%
Liabilities in Excess of Other Assets	(23.9%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	3.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	2.8%
U.S. Treasury Notes, 3.75%, due 04/30/27	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 05/01/55	2.3%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	2.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 05/01/54	1.7%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.7%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000218394
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[24]
AssetsNet	$ 1,843,660,978
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,843,660,978 # of Portfolio Holdings422 Portfolio Turnover Rate144%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.0%
Residential Mortgage-Backed Securities - Non-Agency	22.6%
Commercial Mortgage-Backed Securities - Non-Agency	15.3%
Short-Term Investments	7.8%
Asset-Backed Securities	6.2%
U.S. Treasury Securities	3.6%
Investment Companies	0.4%
Commercial Mortgage-Backed Securities - Agency	0.0%
Liabilities in Excess of Other Assets	(23.9%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	3.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	2.8%
U.S. Treasury Notes, 3.75%, due 04/30/27	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 05/01/55	2.3%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	2.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 05/01/54	1.7%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.7%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000257108
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW White Oak Emerging Markets Equity Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$16Footnote Reference+	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16	[25]
Expense Ratio, Percent	0.98%	[26]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 10,250,599
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$10,250,599 # of Portfolio Holdings130 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	22.4%
Consumer Discretionary	19.8%
Financials	19.8%
Industrials	11.2%
Communication Services	8.6%
Health Care	6.2%
Materials	5.3%
Consumer Staples	4.1%
OtherFootnote Reference*	1.5%
Other Assets in Excess of Liabilities	1.1%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	4.0%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	2.0%
ICICI Bank Ltd.	2.0%
Naspers Ltd., Class N	1.8%
Kweichow Moutai Co. Ltd., Class A	1.7%
Cie Financiere Richemont SA, Class A	1.4%
Hong Kong Exchanges & Clearing Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025
C000257109
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW White Oak Emerging Markets Equity Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$20Footnote Reference+	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20	[27]
Expense Ratio, Percent	1.23%	[28]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 10,250,599
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$10,250,599 # of Portfolio Holdings130 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	22.4%
Consumer Discretionary	19.8%
Financials	19.8%
Industrials	11.2%
Communication Services	8.6%
Health Care	6.2%
Materials	5.3%
Consumer Staples	4.1%
OtherFootnote Reference*	1.5%
Other Assets in Excess of Liabilities	1.1%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	4.0%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	2.0%
ICICI Bank Ltd.	2.0%
Naspers Ltd., Class N	1.8%
Kweichow Moutai Co. Ltd., Class A	1.7%
Cie Financiere Richemont SA, Class A	1.4%
Hong Kong Exchanges & Clearing Ltd.	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Apr. 30, 2025

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[26]	Annualized.
[27]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[28]	Annualized.